Commitments and Contingencies (Details) - PHOENIX BIOTECH ACQUISITION CORP. [Member] - USD ($)		12 Months Ended
	Oct. 08, 2021	Dec. 31, 2023	Jul. 03, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Reimbursed to pay for additional advisors		$ 465,000
Deferred underwriting commissions, price per unit (in Dollars per share)		$ 0.5
Underwriting commissions		$ 8,750,000
Deferred underwriting commissions including fees		$ 9,150,000
Business Combination Agreement [Member]
Commitments and Contingencies [Line Items]
Price per unit (in Dollars per share)		$ 10
Aggregate liquidation preference		$ 50,000,000
Diluted price per share (in Dollars per share)		$ 10
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriting discount, price per unit (in Dollars per share)		$ 0.2
Underwriter cash discount		$ 3,100,000
Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Common stock shares issued (in Shares)		5,481,250		885,000
Class A Common Stock [Member] | Sponsor Support Agreement [Member]
Commitments and Contingencies [Line Items]
Aggregate Shares (in Shares)		5,296,246
Class A Common Stock [Member] | CERo Common Stock [Member]
Commitments and Contingencies [Line Items]
Common stock shares issued (in Shares)		5,000,000
Class B Common Stock [Member]
Commitments and Contingencies [Line Items]
Common stock shares issued (in Shares)		0		4,596,250
Class B Common Stock [Member] | CERo Common Stock [Member]
Commitments and Contingencies [Line Items]
Common stock shares issued (in Shares)			4,596,250
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)		2,000,000
Price per unit (in Dollars per share)	$ 10
Underwriting fees		$ 400,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units purchased (in Shares)	2,000,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)		2,325,000
IPO [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)	15,500,000
Price per unit (in Dollars per share)	$ 10
Underwriting fees		$ 2,635,000
Deferred underwriting commissions including fees		9,150,000
Aggregate amount		$ 400,000